CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (47,366,729)	$ (36,846,061)	$ 10,147,465
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,769,273	3,005,008	1,153,606
Provision (reversal) for allowance of doubtful accounts	359,252	4,104,458	11,422
Impairment loss of investment	0	500,032	0
Share-based compensation	5,337,041	3,662,485	2,359,471
Loss (gain) on disposal of property and equipment	(18,702)	(1,227)	801
Changes in assets and liabilities:
Accounts receivable	524,312	(7,868,673)	(12,578,516)
Prepaid expenses and other current assets	(4,085,968)	(2,939,454)	222,083
Other non-current assets	(652,747)	280,438	(32,353)
Accounts payable	33,692,043	12,964,414	19,354,959
Accrued salary and benefits	2,802,408	1,089,969	1,302,591
Accrued expenses and other current liabilities	3,622,072	3,234,779	430,326
Deferred revenue	1,320,706	3,431,816	(158,401)
Other non-current liabilities	(154,719)	(282,263)	892,551
Net cash provided by (used in) operating activities	(851,758)	(15,664,279)	23,106,005
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(2,919,854)	(4,760,874)	(3,533,121)
Proceeds from disposal of property and equipment	59,321	1,299
Purchases of short-term investments	(13,000,000)	(571,352)
Proceeds from maturity/sale of short-term investments	13,522,756
Repayment of advances to related parties			378,111
Purchases of long-term investments	(306,518)		(500,032)
Net cash used in investing activities	(2,644,295)	(5,330,927)	(3,655,042)
Cash flows from financing activities:
Proceeds from bank borrowings	32,517,816	14,083,153
Repayment of bank borrowings	(31,018,904)	(5,112,762)	(3,261,936)
Proceeds from issuance of ordinary shares upon exercise of share options	304,259	326,503
Proceeds from initial public offering			48,546,000
Cash paid to settle vested share options and restricted shares	(823,226)
Cash paid for issuance costs		(809,952)	(2,615,726)
Payments of share repurchases	(9,480,179)	(12,283,426)	(2,499,167)
Net cash provided by (used in) financing activities	(8,500,234)	(3,796,484)	40,169,171
Net increase (decrease) in cash, cash equivalents, and restricted cash	(11,996,287)	(24,791,690)	59,620,134
Cash, cash equivalents, and restricted cash at beginning of year	59,966,031	84,859,915	27,026,240
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,652,970	(102,194)	(1,786,459)
Cash, cash equivalents, and restricted cash at end of year	49,622,714	59,966,031	84,859,915
Supplemental disclosure of cash flow information:
Income taxes paid	7,087	1,714	220
Interest paid	588,533	134,991	92,041
Supplemental disclosure of noncash investing and financing activities:
Issuance costs not yet paid			809,952
Purchases of property and equipment included in payables	231,823	310,865
Reconciliation in amounts on consolidated balance sheets:
Total cash, cash equivalents, and restricted cash	$ 59,966,031	$ 59,966,031	$ 84,859,915